THIS FILING REFLECTS INFORMATION REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON OCTOBER 9, 2002.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:    2
                                               ---------

   This Amendment (Check only one.):    /X/ is a restatement.*
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Scepter Holdings, Inc.
                 ----------------------------------------
   Address:      800 Brazos, Suite 1100, Austin, TX 78701
                 ----------------------------------------

Form 13F File Number: 28-10108
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Holloway
         -------------------------------
Title:   Authorized Signatory
         -------------------------------
Phone:   972-237-2922
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ William Holloway           Fort Worth, TX     October 18, 2002
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                2
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total:
                                        --------------------
                                            (thousands)

* This filing amends the Form 13F of Scepter Holdings, Inc. ("Scepter") for the quarter ended December 31, 2001, as filed with the Commission on February 14, 2002, and Amendment No. 1 thereto, as filed with the Commission on August 14, 2002, by adding Geoffrey Raynor as an institutional investment manager on whose behalf Scepter is reporting and as an "Other Manager" with respect to the securities holdings listed on the Information Table in each of those reports. This amendment is also being filed to indicate that the request for confidential treatment referenced in Amendment No. 1 was denied, and did not expire, as stated in Amendment No. 1.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    2                                      Geoffrey Raynor
    ------       -----------------         ---------------------------------